Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Eubel Brady & Suttman Income and Appreciation Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Eubel Brady & Suttman Income and Appreciation Fund | ICE BofA Yield Alternatives U.S. Convertible Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.20%	4.91%	4.83%
Eubel Brady & Suttman Income and Appreciation Fund | ICE BofA 1-10 Year Corporate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.59%	1.62%	2.71%
Eubel Brady & Suttman Income and Appreciation Fund | Eubel Brady & Suttman Income and Appreciation Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	6.85%	4.24%	3.55%
Eubel Brady & Suttman Income and Appreciation Fund | Eubel Brady & Suttman Income and Appreciation Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.63%	2.45%	2.01%
Eubel Brady & Suttman Income and Appreciation Fund | Eubel Brady & Suttman Income and Appreciation Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.13%	2.52%	2.07%
Eubel Brady & Suttman Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Eubel Brady & Suttman Income Fund | ICE BofA U.S. Corporate & Government 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.23%	0.88%	1.75%
Eubel Brady & Suttman Income Fund | Eubel Brady & Suttman Income Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	6.19%	2.93%	2.75%
Eubel Brady & Suttman Income Fund | Eubel Brady & Suttman Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.15%	1.55%	1.48%
Eubel Brady & Suttman Income Fund | Eubel Brady & Suttman Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.63%	1.64%	1.54%